Cash, Cash Equivalents and Short-Term Investments - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Realized gains or losses on the available-for-sale securities	$ 0
Continuous unrealized loss position,Amount	$ 0
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Available-for-sale marketable securities held maturity dates	1 year